May 1, 2019
This is not part of the prospectus.

Prospectus May 1, 2019
	Class	Ticker Symbol
Alger Capital Appreciation Portfolio	I-2	ALVOX
Alger Large Cap Growth Portfolio	I-2	AAGOX
Alger Mid Cap Growth Portfolio	I-2	AMGOX
Alger Weatherbie Specialized Growth Portfolio	I-2	AAMOX
Alger Small Cap Growth Portfolio	I-2	AASOX
Alger Growth & Income Portfolio	I-2	AIGOX
Alger Balanced Portfolio	I-2	ABLOX

A pooled funding vehicle for:	• qualified pension plans
• qualified retirement plans
• variable annuity contracts
• variable life insurance policies
Optional Internet Availability of Alger Shareholder Reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio, the insurance company that offers your variable annuity or variable life insurance contract, or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolio electronically by signing up for paperless delivery at www.icsdelivery.com/alger. If you own these shares through a financial intermediary or insurance company, contact your financial intermediary or insurance company.
You may elect to receive all future reports in paper free of charge. You can inform the Portfolio, the insurance company, or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-866-345-5954 or fundreports.com. If you own these shares through a financial intermediary or insurance company contact your financial intermediary or insurance company to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Alger Fund Complex, your insurance company, or financial intermediary.
As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

THE ALGER PORTFOLIOS
1	Summary Sections
	1	Alger Capital Appreciation Portfolio
	5	Alger Large Cap Growth Portfolio
	9	Alger Mid Cap Growth Portfolio
	13	Alger Weatherbie Specialized Growth Portfolio
	17	Alger Small Cap Growth Portfolio
	21	Alger Growth & Income Portfolio
	25	Alger Balanced Portfolio
28	Investment Objective, Principal Investment Strategies and Related Risks
28	Additional Information About the Portfolios’ Investment Strategies and Investments
33	Management and Organization
35	Shareholder Information
	35	Distributor
	35	Transfer Agent
	35	Net Asset Value
	36	Dividends and Distributions and Tax Consequences
	36	Classes of Shares
	36	Purchasing and Redeeming Shares
	37	Limitations on Excessive Trading
	37	Disclosure of Portfolio Holdings
	38	Other Information
39	Hypothetical Investment and Expense Information
41	Financial Highlights
Back Cover: For Information

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Summary Sections
Alger Capital Appreciation Portfolio
Investment Objective
Alger Capital Appreciation Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of The Alger Portfolios (the “Trust”). The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher.
Alger Capital Appreciation Portfolio
Class	I-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.14%
Total Annual Fund Operating Expenses	.95%
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$97	$303	$525	$1,166
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 67.68% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
Under normal market circumstances, the Portfolio invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
The Portfolio’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

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The Portfolio can leverage, that is, borrow money to purchase additional securities.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, and health care sectors.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Technology Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies’ securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.
Healthcare Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Portfolio invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.
Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Portfolio’s net asset value may decrease more quickly than if the Portfolio had not borrowed.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would

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be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class I-2 Shares as of December 31 (%)
Best Quarter: Q2 2009 20.74%	Worst Quarter: Q4 2018 -15.49%
Average Annual Total Return as of December 31, 2018
	1 Year	5 Years	10 Years	Since Inception
Class I-2 (Inception 1/25/95)	-0.10%	9.72%	15.88%	12.69%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	-1.51%	10.40%	15.29%	9.14%
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Executive Vice President, Senior Analyst and Portfolio Manager Since June 2015
Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since September 2004
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.
Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or its Manager or Distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.

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Alger Large Cap Growth Portfolio
Investment Objective
Alger Large Cap Growth Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher.
Alger Large Cap Growth Portfolio
Class	I-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	.71%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.15%
Acquired Fund Fees and Expenses	.02%
Total Annual Fund Operating Expenses	.88%
Fee Waiver*	(.02)%
Total Annual Fund Operating Expenses After Fee Waiver	.86%
*	Fred Alger Management, Inc. (the “Manager”) has contractually agreed to waive its advisory fee in an amount equal to the advisory fees earned on the Portfolio's investment in an affiliated investment company (in the amount of .02% for the last fiscal year). This commitment will remain in effect for the life of this investment, can only be amended or terminated by agreement of the Trust’s Board of Trustees and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Trust, on behald of the Portfolio, and the Manager.
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The expense example is based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$88	$274	$477	$1,061
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 198.86% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

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The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2018, the market capitalization of the companies in this index ranged from $364.58 million to $780.06 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
The Portfolio’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Technology Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies’ securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.
Healthcare Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Portfolio Turnover (Active Trading) Risk – Because the Portfolio may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

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Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class I-2 Shares as of December 31 (%)
Best Quarter: Q3 2009 19.95%	Worst Quarter: Q4 2018 -20.20%
Average Annual Total Return as of December 31, 2018
	1 Year	5 Years	10 Years	Since Inception
Class I-2 (Inception 1/6/89)	2.21%	8.01%	13.78%	10.39%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	-1.51%	10.40%	15.29%	9.99%
Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since September 2001
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.

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Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or its Manager or Distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.

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Alger Mid Cap Growth Portfolio
Investment Objective
Alger Mid Cap Growth Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher.
Alger Mid Cap Growth Portfolio
Class	I-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	.76%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.25%
Total Annual Fund Operating Expenses	1.01%
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$103	$322	$558	$1,236
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 131.42% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Portfolio focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2018, the market capitalization of the companies in these indexes ranged from $364.58 million to $35.61 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

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The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.
The Portfolio’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, the Portfolio may engage in active trading of portfolio securities.
The Portfolio can invest in foreign securities.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Technology Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies’ securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.
Healthcare Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Portfolio Turnover (Active Trading) Risk – Because the Portfolio may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Foreign Securities Risk – The Portfolio’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

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Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell Midcap Growth Index is an index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class I-2 Shares as of December 31 (%)
Best Quarter: Q3 2009 19.53%	Worst Quarter: Q3 2011 -23.58%
Average Annual Total Return as of December 31, 2018
	1 Year	5 Years	10 Years	Since Inception
Class I-2 (Inception 5/3/93)	-7.44%	5.22%	12.96%	10.07%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	-4.75%	7.42%	15.12%	9.49%
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer Chief Investment Officer and Portfolio Manager Since February 2015
Teresa McRoberts Senior Vice President, Since February 2013 Senior Analyst and Portfolio Manager, Since February 2015

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Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.
Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or its Manager or Distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.

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Alger Weatherbie Specialized Growth Portfolio
Investment Objective
Alger Weatherbie Specialized Growth Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher.
Alger Weatherbie Specialized Growth Portfolio
Class	I-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	2.52%
Total Annual Fund Operating Expenses	3.33%
Expense Reimbursement*	(2.28)%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%
*	Fred Alger Management, Inc. (the "Manager") has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through April 30, 2021 to the extent necessary to limit the total annual operating expenses of the Class I-2 shares of the Portfolio to 1.05% of the Class’s daily average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Portfolio’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may, during the first year of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment after the repayment of the recoupment is taken into account.
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The one-year example and the first two years of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$107	$581	$1,325	$3,296
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 55.80% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

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Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Fred Alger Management, Inc., and the Portfolio’s sub-adviser, invests in smaller cap U. S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but Weatherbie believes change is underway that can reaccelerate earnings.
Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2018, the market capitalization of the companies in these indexes ranged from $7.89 million to $35.61 billion.
As a focus fund, the Portfolio intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Portfolio will own approximately 50 holdings. Portfolio holdings may occasionally exceed this number for a variety of reasons.
The Portfolio’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Portfolio can leverage, that is, borrow money to purchase additional securities.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.
The Portfolio can invest in foreign securities.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.
Small Number of Holdings Risk – Under normal circumstances, the Portfolio invests in a small number of issuers. Therefore, the Portfolio’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a

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more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Technology Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies’ securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.
Healthcare Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Portfolio’s net asset value may decrease more quickly than if the Portfolio had not borrowed.
Foreign Securities Risk – The Portfolio’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 2500 Growth Index is an index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation. From August 30, 2017 to October 30, 2019, the Portfolio was named "Alger SMid Cap Focus Portfolio." Prior to August 30, 2017, the Portfolio followed different investment strategies under the name “Alger SMid Cap Growth Portfolio” and prior to March 1, 2017 was managed by different portfolio managers. Accordingly, performance prior to those dates does not reflect the Portfolio’s current investment strategies and investment personnel. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class I-2 Shares as of December 31 (%)
Best Quarter: Q2 2009 18.18%	Worst Quarter: Q4 2018 -24.74%

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Average Annual Total Return as of December 31, 2018
	1 Year	5 Years	10 Years	Since Inception
Class I-2 (Inception 1/2/08)	-3.19%	7.53%	14.21%	5.89%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	-7.47%	6.19%	14.76%	8.10%
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.
Sub-Adviser:
Weatherbie Capital, LLC*	H. George Dai, Ph.D. Senior Managing Director and Co-Chief Investment Officer of Weatherbie Since March 2017
Joshua D. Bennett, CFA Senior Managing Director, Director of Research of Weatherbie Since March 2017
Matthew A. Weatherbie, CFA President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie Since March 2017
*	Weatherbie Capital, LLC, an affiliate of Fred Alger Management, Inc., sub-advises the Portfolio subject to Fred Alger Management, Inc.’s supervision and approval.
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.
Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or its Manager or Distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.

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Alger Small Cap Growth Portfolio
Investment Objective
Alger Small Cap Growth Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher.
Alger Small Cap Growth Portfolio
Class	I-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.20%
Total Annual Fund Operating Expenses	1.01%
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$103	$322	$558	$1,236
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 25.58% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Portfolio focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an “Index” and together, the “Indexes”) with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both indexes are broad-based indexes of small capitalization stocks. At December 31, 2018, the market capitalization

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of the companies in these indexes ranged from $7.62 million to $16.73 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
The Portfolio’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.
The Portfolio can invest in foreign securities.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Small Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Technology Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies’ securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.
Healthcare Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Foreign Securities Risk – The Portfolio’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

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Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 2000 Growth Index is an index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class I-2 Shares as of December 31 (%)
Best Quarter: Q2 2009 20.78%	Worst Quarter: Q3 2011 -22.71%
Average Annual Total Return as of December 31, 2018
	1 Year	5 Years	10 Years	Since Inception
Class I-2 (Inception 9/21/88)	1.44%	6.14%	13.64%	9.76%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	-9.31%	5.13%	13.52%	7.81%
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015
Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.

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Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or its Manager or Distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.

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Alger Growth & Income Portfolio
Investment Objective
Alger Growth & Income Portfolio seeks to provide capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher.
Alger Growth & Income Portfolio
Class	I-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.46%
Total Annual Fund Operating Expenses	.96%
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$98	$306	$531	$1,178
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 8.19% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Portfolio invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc. classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. It is a fundamental policy of the Portfolio to invest at least 65% of its total assets in dividend paying equity securities. The Portfolio may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Portfolio focuses on growing companies that, at the time of purchase of the

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securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. The index is designed to track the performance of large-capitalization stocks. At December 31, 2018, the market capitalization of the companies in this index ranged from $2.31 billion to $785.03 billion.
The Portfolio’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.
The Portfolio can invest in foreign securities.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.
Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Income-Producing Securities Risk – Companies may cut or fail to declare dividends due to market downturns or other reasons. Income producing securities may become generally less favored by market participants, potentially leading such securities to underperform the broader stock market,
Sector Risk – The Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Technology Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies’ securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.
Healthcare Companies Risk – The Portfolio may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Portfolio invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.

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Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The S&P 500 Index is an index of large company common stocks considered to be representative of the U.S. stock market. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.
Annual Total Return for Class I-2 Shares as of December 31 (%)
Best Quarter: Q2 2009 17.08%	Worst Quarter: Q2 2010 -12.64%
Average Annual Total Return as of December 31, 2018
	1 Year	5 Years	10 Years	Since Inception
Class I-2 (Inception 11/15/88)	-4.61%	7.71%	12.83%	8.78%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	-4.38%	8.49%	13.12%	10.07%
Management
Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since September 2003
Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.

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Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or its Manager or Distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.

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Alger Balanced Portfolio
Investment Objective
Alger Balanced Portfolio seeks current income and long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If it did, the fees would be higher.
Alger Balanced Portfolio
Class	I-2
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Advisory Fees	.71%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.43%
Total Annual Fund Operating Expenses	1.14%
Example
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
	1 Year	3 Years	5 Years	10 Years
Class I-2	$116	$362	$628	$1,386
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 5.04% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best equity investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.
The Portfolio focuses on stocks of companies that Fred Alger Management, Inc. believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio’s fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (or, if unrated, will have been determined to be of comparable quality by Fred Alger Management, Inc.). The Portfolio also may invest up to 10% of its net assets in lower-rated securities (“high yield” or “junk” bonds), rated “B” (or the equivalent) or better by any one of those rating

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agencies (or, if unrated, determined to be of comparable quality by Fred Alger Management, Inc.). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.
The Portfolio’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.
The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.
Principal Risks
An investment in the Portfolio involves risks. The Portfolio’s share price may go down, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Investment Risk – An investment in the Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Fixed-Income Securities Risk – The primary risks arising from the fixed-income portion of the Portfolio are:
•	sensitivity to interest-rate movements, in particular with longer-maturity securities;
•	greater risks of default, less liquidity and greater price volatility with lower rated securities;
•	sensitivity of the value of the Portfolio to issuers’ falling credit ratings or defaults;
•	prepayment of securities in a period of falling interest rates necessitating reinvestment in lower-yielding securities;
•	market illiquidity;
•	changes in laws or government regulations adversely affecting issuers or market values of securities; and
•	suspension of U.S. Government support to U.S. Government-sponsored agencies or instrumentalities.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation. The Barclays U.S. Gov’t/Credit Bond Index is an index designed to track performance of government and corporate bonds. The performance numbers do not reflect fees, expenses, or charges that may be imposed by qualified pension or retirement plans or under variable annuity contracts or variable life insurance policies. If they did, the performance numbers would be lower. Remember that the Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website www.alger.com.

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Annual Total Return for Class I-2 Shares as of December 31 (%)
Best Quarter: Q3 2009 12.45%	Worst Quarter: Q3 2011 -8.00%
Average Annual Total Return as of December 31, 2018
	1 Year	5 Years	10 Years	Since Inception
Class I-2 (Inception 9/5/89)	-3.32%	6.10%	8.92%	7.32%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	-1.51%	10.40%	15.29%	9.19%
Barclays U.S. Gov't/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	-0.42%	2.53%	3.46%	5.91%
Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund’s Portfolio
Fred Alger Management, Inc.	Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since February 2013
Shareholder Information
Purchasing and Redeeming Shares
Because the Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension or retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000.
Tax Information
If you have invested through the separate account of a life insurance company or through a qualified pension or retirement plan, please consult the Prospectus or other information provided to you by your participating life insurance company or qualified pension or retirement plan regarding the federal income taxation of your policy or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and/or its Manager or Distributor may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.

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Investment Objective, Principal Investment Strategies and Related Risks
The investment objective, principal strategy and primary risks of each Portfolio are discussed individually below. Each of Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name (as described in the Portfolio’s Summary Section in this Prospectus) and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy. Each Portfolio’s investment objective may be changed by the Board of Trustees without shareholder approval. A Portfolio will provide its shareholders with at least 60 days’ prior notice of any change to its investment objective. A Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Portfolio may not achieve its investment objective while in a temporary defensive position.
All of a Portfolio’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Portfolio’s other share classes due to the differences in charges or expenses. A Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Each index used in the Summary Sections is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.
•	Russell 1000 Growth Index: An unmanaged index designed to measure the performance of a subset of the largest 1000 capitalization companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.
•	Russell 2000 Growth Index: An unmanaged index designed to measure the performance of a subset of the 2,000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.
•	Russell 2500 Growth Index: An unmanaged index designed to measure the performance of a subset of the 2,500 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.
•	Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.
•	S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market.
•	Barclays U.S. Gov’t/Credit Bond Index: An unmanaged index that tracks the performance of U.S. government and corporate bonds.
Additional Information About the Portfolios’ Investment Strategies and Investments
Investment Objectives
Each of Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio seeks long-term capital appreciation. Alger Growth & Income Portfolio seeks to provide capital appreciation and current income. Alger Balanced Portfolio seeks current income and long-term capital appreciation.
Principal Investment Strategies and Related Risks
The following are each Portfolio’s investment process, and principal investment strategies and related risks. Each Portfolio may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Portfolio’s Statement of Additional Information.
Each Portfolio (except for the fixed-income portion of Alger Balanced Portfolio) invests primarily in equity securities. Each Portfolio’s investments in equity securities are primarily in common or preferred stocks, but its equity investments also may include securities convertible into or exchangeable for equity securities (including warrants and rights) and depositary receipts. Each Portfolio invests primarily in companies whose securities are traded on U.S. or foreign exchanges.
Each Portfolio’s equity investments are primarily in “growth” stocks. The Portfolios’ manager, Fred Alger Management, Inc. (“Alger Management” or the “Manager”), believes that these companies tend to fall into one of two categories:
•	High Unit Volume Growth
Vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

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•	Positive Life Cycle Change
Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.
Each Portfolio other than Alger Capital Appreciation Portfolio and Alger Balanced Portfolio must take into account a company’s market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.
Alger Capital Appreciation Portfolio
Under normal market circumstances, the Portfolio invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
Alger Large Cap Growth Portfolio
The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large capitalization growth stocks. At December 31, 2018, the market capitalization of the companies in this index ranged from $364.58 million to $780.06 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
Alger Mid Cap Growth Portfolio
The Portfolio focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2018, the market capitalization of the companies in these indexes ranged from $364.58 million to $35.61 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.
Alger Weatherbie Specialized Growth Portfolio
Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2018, the market capitalization of the companies in these indexes ranged from $7.89 million to $35.61 billion.
As a focus fund, the Portfolio intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Portfolio will own approximately 50 holdings. Portfolio holdings may occasionally exceed this number for a variety of reasons.
Alger Small Cap Growth Portfolio
The Portfolio focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an “Index” and together, the “Indexes”) with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2018, the market capitalization of the companies in the Indexes ranged from $7.62 million to $16.73 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

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Alger Growth & Income Portfolio
The Portfolio invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc. classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. It is a fundamental policy of the Portfolio to invest at least 65% of its total assets in dividend paying equity securities. The Portfolio may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Portfolio focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. The index is designed to track the performance of large-capitalization stocks. At December 31, 2018, the market capitalization of the companies in this index ranged from $2.31 billion to $785.03 billion.
Alger Balanced Portfolio
The Portfolio focuses on stocks of companies that Fred Alger Management, Inc. believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio’s fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (or, if unrated, will have been determined to be of comparable quality by Fred Alger Management, Inc.). The Portfolio also may invest up to 10% of its net assets in lower rated securities (“high yield” or “junk” bonds), rated “B” (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by Fred Alger Management, Inc.). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.
Principal Risks
Except as may be otherwise noted, the following apply to each Portfolio.
Investment Risk
An investment in a Portfolio is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk
Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions.
Equity Securities Risk
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Portfolio’s price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock’s market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, a Portfolio’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Stocks Risk
Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in a Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.

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Small Cap Securities Risk
Each of Alger Capital Appreciation Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio, and Alger Growth & Income Portfolio may have a significant portion of its assets invested in small-capitalization companies. There may be greater risk investing in small capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. The share prices of smaller companies tend to be more volatile than those of larger companies. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to a Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.
Mid Cap Securities Risk
Each of Alger Mid Cap Growth Portfolio and Alger Weatherbie Specialized Growth Portfolio may have a significant portion of its assets invested in medium-capitalization companies. There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio because of the potentially less frequent trading of stocks of smaller market capitalization.
Leverage Risk
Alger Capital Appreciation Portfolio and Alger Weatherbie Specialized Growth Portfolio, can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolios have the potential to increase their returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. There is a risk that the cost of borrowing money to leverage may exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Portfolio’s net asset value could decrease more quickly than if it had not borrowed.
Foreign Securities Risk
Each of Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio, and Alger Growth & Income Portfolio may invest in foreign securities. Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.
Investment in securities denominated in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Portfolio and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
Small Number of Holdings Risk
Under normal circumstances, Alger Weatherbie Specialized Growth Portfolio invests in a small number of issuers. Therefore, the Portfolio’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. This risk is magnified when a fund has a small number of holdings. Generally, the more broadly a fund invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.
Sector Risk
Each Portfolio may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Portfolio may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related

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companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies’ securities have historically been more volatile than other securities, especially over the short term.
The Portfolio may be more susceptible to particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The healthcare field is subject to substantial governmental regulation and may, therefore, be adversely affected by changes in governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of healthcare companies’ securities may fall or fail to rise. In addition, companies in the healthcare sector can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.
Portfolio Turnover (Active Trading) Risk
Each of Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio may engage in active trading of Portfolio Securities. If the Portfolio engages in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Income-Producing Securities Risk
Alger Growth & Income Portfolio and Alger Balanced Portfolio each invest in income-producing securities. Companies may cut or fail to declare dividends due to market downturns or other reasons. Additionally, returns from income producing securities may trail returns from the overall stock market. Specific types of securities tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.
Fixed Income Securities Risk
Alger Balanced Portfolio may invest a significant portion of its assets in fixed income securities. Fixed-income securities rated below “investment grade” –a term that refers to the top four rating categories by an NRSRO –are sometimes referred to as “high yield” securities because of their typically higher yields or as “junk bonds” because of their lower credit quality and more speculative character. Alger Balanced Portfolio may invest in such lower-rated securities to achieve higher yields only if the securities are rated in one of the two categories just below investment grade (BB and B of Standard & Poor’s, Fitch, and Dominion, Ba and B of Moody’s, bb and b of A.M. Best). See the Appendix to the Statement of Additional Information for a fuller discussion of the rating categories.
Rising interest rates tend to extend the duration of mortgage-backed and asset backed securities, making them more sensitive to interest rate movements. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-backed and asset-backed securities may exhibit additional volatility. In addition, mortgage-backed and asset-backed securities are subject to prepayment risk. For example, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.
U.S. Government Securities are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.
Temporary Defensive Investments
In times of adverse or unstable market, economic or political conditions, a Portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Portfolio’s assets from a temporary, unacceptable risk of loss, rather than directly to promote the Portfolio’s investment objective. A Portfolio may also hold these types of securities in an amount up to 15% of net assets (35% of net assets, in the case of Alger Growth & Income Portfolio), pending the investment of proceeds from the sale of Portfolio shares or portfolio securities or to meet anticipated redemptions of Portfolio shares. A Portfolio may not achieve its investment objective while in a temporary defensive position.

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Management and Organization
Manager
Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010
The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2018) approximately $23.1 billion. The Manager has managed each Portfolio since its inception. The Manager is responsible for providing a continuous investment program for the Portfolios, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of Portfolio assets. These advisory responsibilities are subject to the supervision of the Board of Trustees. A discussion of the Trustees’ basis for the approval of the investment advisory agreement between the Trust, on behalf of each Portfolio, and the Manager, and the Sub-Investment Advisory Agreement between the Manager and Weatherbie Capital, LLC, is available in the Portfolios' annual report to shareholders for its most recent December 31 fiscal year end. The Portfolios pay the Manager advisory fees at the following annual rates based on a percentage of average daily net assets: Alger Capital Appreciation Portfolio – .81% for assets up to $2 billion, .65% for assets between $2 billion and $3 billion, .60% for assets between $3 billion and $4 billion, .55% for assets between $4 billion and $5 billion and .45% for assets in excess of $5 billion; Alger Large Cap Growth Portfolio – .71% for assets up to $1 billion and .60%for assets in excess of $1 billion; Alger Mid Cap Growth Portfolio – .76% for assets up to $1 billion and .70% for assets in excess of $1 billion; Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio – .81% for assets up to $1 billion and .75%for assets in excess of $1 billion; Alger Growth & Income Portfolio – .50%; and Alger Balanced Portfolio – .71% for assets up to $1 billion and .55% for assets in excess of $1 billion.
The actual advisory fee rate paid by Alger Capital Appreciation Portfolio for the period ended December 31, 2018 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Large Cap Growth Portfolio for the period ended December 31, 2018 was .71% of average daily net assets. The actual advisory fee rate paid by Alger Mid Cap Growth Portfolio for the period ended December 31, 2018 was .76% of average daily net assets. The actual advisory fee rate paid by Alger Weatherbie Specialized Growth Portfolio for the period ended December 31, 2018 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Small Cap Growth Portfolio for the period ended December 31, 2018 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Growth & Income Portfolio for the period ended December 31, 2018 was .50% of average daily net assets. The actual advisory fee rate paid by Alger Balanced Portfolio for the period ended December 31, 2018 was .71% of average daily net assets.
The Manager has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through April 30, 2021 to the extent necessary to limit the total annual operating expenses of the Class I-2 shares of the Alger Weatherbie Specialized Growth Portfolio to 1.05% of the Class’s daily average net assets. With respect to Alger Large Cap Growth Portfolio, the Manager has contractually agreed to waive its advisory fee in an amount equal to the advisory fees earned on the Portfolio’s investment in an affiliated investment company. This commitment will remain in effect for the life of this investment.
Sub-Adviser (Alger Weatherbie Specialized Growth Portfolio only)
Weatherbie Capital, LLC
265 Franklin Street, 16th Floor
Boston, Massachusetts 02110
The Manager has engaged Weatherbie Capital, LLC (“Weatherbie” or the “Sub-Adviser”), an affiliate of the Manager, to serve as Weatherbie Specialized Growth Portfolio's sub-adviser under a sub-investment advisory agreement between the Manager and the Sub-Adviser. Weatherbie is a registered investment adviser formed in 1995. As of December 31, 2018, Weatherbie had approximately $1.3 billion in assets under management. Weatherbie sub-advises the Weatherbie Specialized Growth Portfolio subject to the Manager’s supervision and approval. The Manager pays a sub-advisory fee to the Sub-Adviser out of its own resources at no additional charge to the Weatherbie Specialized Growth Portfolio.

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Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments
Portfolio	Portfolio Manager(s)	Since
Alger Capital Appreciation Portfolio	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004
Alger Large Cap Growth Portfolio	Dan C. Chung, CFA	September 2001
Alger Mid Cap Growth Portfolio*	Dan C. Chung, CFA Teresa McRoberts	January 2018 February 2015
Alger Weatherbie Specialized Growth Portfolio	H. George Dai, Ph.D. Joshua D. Bennett, CFA Matthew A. Weatherbie, CFA	March 2017 March 2017 March 2017
Alger Small Cap Growth Portfolio	Amy Y. Zhang, CFA Dan C. Chung, CFA	February 2015 January 2016
Alger Growth & Income Portfolio	Dan C. Chung, CFA Gregory S. Adams, CFA	September 2003 April 2012
Alger Balanced Portfolio	Gregory S. Adams, CFA	February 2013
*	Mr. Chung, the Manager’s Chief Investment Officer, and Ms. McRoberts are each responsible for the management of a portion of the Portfolio. Mr. Chung, for his portion, coordinates and oversees portfolio allocations by members of the Manager’s analyst team for Alger Mid Cap Growth Portfolio. Each analyst is allocated a percentage of the Portfolio’s total assets, is responsible for the management of that portion of the Portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.
•	Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.
•	Mr. Bennett is a Senior Managing Director, Director of Research of Weatherbie. He joined Weatherbie in 2007.
•	Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.
•	Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010 and an Executive Vice President in 2019. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.
•	Mr. Dai is a Senior Managing Director and Co-Chief Investment Officer of Weatherbie. He joined Weatherbie in 2001.
•	Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.
•	Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, Senior Analyst and Portfolio Manager. Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP from September 2013 to January 2015. Ms. McRoberts was self-employed from November 2009 to September 2013.
•	Mr. Weatherbie is President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie. He founded Weatherbie in 1995.
•	Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.
The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities of the Portfolio(s) that they manage.
Administrator
Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to each Portfolio, including, but not limited to: providing office space, telephone, office equipment and supplies; paying compensation of the Portfolio’s officers for services rendered as such; authorizing expenditures and approving bills for payment on behalf of the Portfolio; preparation of the periodic updating of the Portfolio’s Registration Statement, including Prospectus and Statement of Additional Information, for the purpose of filings with the Securities and Exchange Commission and monitoring and maintaining the effectiveness of such filings, as appropriate; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Portfolio’s investment portfolio and the publication of the net asset value of the Portfolio’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Trust, including the Portfolio’s custodian, transfer agent, blue sky agent and printers; providing trading desk facilities for the Portfolio; supervising compliance by the Portfolio with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended(the "1940 Act"); preparation of materials for meetings of the Portfolio’s

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Board of Trustees and preparation of minutes of such meetings; oversight of service providers who file claims for class action lawsuits with respect to securities in the Portfolio; arranging for the Portfolio the required fidelity bond and other insurance, if applicable; and providing executive, clerical and secretarial help needed to carry out these responsibilities. Each Portfolio pays the Manager an administrative fee at the annual rate of 0.0275% of the Portfolio’s average daily net assets.
Pursuant to a separate Shareholder Administrative Services Agreement, the Manager also supervises the Portfolios' transfer agent, DST Asset Manager Solutions, Inc. (the “Transfer Agent”), and provides certain shareholder administrative services to the Portfolios. Each Portfolio pays the Manager a shareholder administrative services fee at the annual rate of 0.01% of net assets with respect to Class I-2 Shares.
Shareholder Information
Distributor
Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010
Transfer Agent
DST Asset Manager Solutions, Inc.
Attn: The Alger Portfolios
P.O. Box 219432
Kansas City, MO 64121-9432
Net Asset Value
The value of one share is its “net asset value,” or NAV. The NAV for a Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange (“NYSE”) is open. Generally, the NYSE is closed on weekends and national holidays.
NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Portfolio’s investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.
Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Portfolio that invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, the value of the Portfolio’s assets may be affected on days when shareholders will not be able to purchase or redeem Portfolio shares.
The assets of each Portfolio are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Portfolios are generally valued on the basis of amortized cost.
In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Portfolio. Significant events may affect a particular company (for example, a trading halt in the company’s securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.
The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager’s fair valuation procedures therefore include a procedure whereby foreign securities prices may be “fair valued” to take those factors into account.

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Dividends and Distributions and Tax Consequences
Except as noted below, each Portfolio declares and pays dividends and distributions annually. Each Portfolio expects that these annual payments to shareholders will consist of both capital gains and net investment income.
Alger Growth & Income Portfolio declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually.
Federal income taxation of separate accounts of insurance companies, variable annuity contracts and variable life insurance contracts is discussed in the prospectuses of participating insurance companies. Generally, distributions by a Portfolio will not be taxable to holders of variable annuity contracts or variable life insurance policies if the insurance company separate accounts to which those distributions are made meet certain requirements, including certain diversification requirements that the Portfolio has undertaken to meet, under the Internal Revenue Code. Participants in qualified pension and retirement plans ordinarily will not be subject to taxation on dividends from net investment income and distributions from net realized capital gains until they receive a distribution from their plan account. Generally, distributions from plan accounts are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant’s reaching age 59-1/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.
Because everyone’s tax situation is unique, you should see a tax advisor about federal, state and local tax consequences of investing in a Portfolio.
Classes of Shares
Each Portfolio offers Class I-2 Shares. Each of Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio also offers a second class of shares, Class S Shares. Only Class I-2 Shares are offered in this Prospectus. The classes differ primarily in that Class S Shares are subject to a distribution and shareholder servicing fee, while Class I-2 Shares are not. Both classes are offered only to separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans.
Such qualified pension and retirement plans include those under the following sections of the Internal Revenue Code:
•	A plan described in § 401(a) that includes a trust exempt from tax under § 501(a);
•	An annuity plan described in § 403(a);
•	An annuity contract described in § 403(b), including a custodial account described in § 403(b)(7);
•	An individual retirement account described in § 408(a);
•	An individual retirement annuity described in § 408(b);
•	A governmental plan within the meaning of plan § 414(d) or an eligible deferred compensation plan within the meaning of § 457(b);
•	A simplified employee pension of an employer that satisfies the requirements of § 408(k);
•	A plan described in § 501(c)(18);
•	A simple retirement account described in § 408(p);
•	A deemed IRA described in § 408A;
•	A § 415(m) plan that is also a “governmental plan” within the meaning of § 414(d);
•	A § 457(f) plan that has as its sponsor either (i) a charitable organization described in § 818(a)(4), or (ii) a governmental organization described in § 818(a)(4), whose employees are described in § 403(b)(1)(A)(ii); and
•	Any other trust, plan, account, contract, or annuity that the IRS has determined in a letter ruling to be within the scope of Regs. § 1.817-5(f)(3)(iii).
Purchasing and Redeeming Shares
Because each Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of life insurance companies, as well as qualified pension and retirement plans, an individual cannot invest in the Portfolio directly, but may do so only through one of these sources. The Portfolio’s shares are held in the names of the separate accounts and plans. The minimum initial investment for the separate accounts and plans is generally $500,000. The Distributor, in

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its sole discretion, may waive minimum initial investment requirements. Minimum initial investment and related requirements may be modified at any time, without prior notice.
Shares of a Portfolio can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Portfolio will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order. “In good order” means that all necessary information and documentation related to the redemption request have been provided to the Portfolio’s transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Portfolio’s transfer agent may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Portfolio may reject any purchase order. Share certificates are not issued for shares of the Portfolio.
Under normal circumstances, each Portfolio expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or by selling portfolio assets to generate cash. A Portfolio also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.
Each Portfolio may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., “redeem in kind”) if, for example, the redemption request is during stressed market conditions or the Portfolio believes that a cash redemption may have a substantial impact on the Portfolio and its remaining shareholders. Securities will generally be selected on a pro rata basis pursuant to the Portfolio’s procedures. A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder’s expense.
Limitations on Excessive Trading
Each of the Portfolios invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each Portfolio will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under “Net Asset Value.” As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from “stale” pricing. Nonetheless, the Portfolio recognizes that the presence of small capitalization and medium capitalization securities and/or foreign securities in the Portfolio and other circumstances may invite frequent and/or short-term trading by Portfolio shareholders, for whatever reason implemented. Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Portfolios’ portfolio managers, interfere with the efficient management of the Portfolio, increase a Portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Portfolio and its other shareholders. The Portfolios’ therefore discourage market timing, and to the extent possible monitor for market timing patterns.
The Board of Trustees has adopted policies and procedures to discourage frequent and/or short-term trading of Portfolio shares and will generally not accommodate such practices. These policies and procedures allow a Portfolio to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Portfolio shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Portfolio shares or shares of other funds sponsored by the Manager that is detrimental to the Portfolio involved. If the Portfolio rejects your purchase or exchange order, you will not be able to execute that transaction, and neither the Portfolio nor the Manager will be responsible for any losses you may suffer as a result.
In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio. The Portfolios might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts. The Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Portfolios and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. For these and other reasons, there is no guarantee that the Portfolios’ efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.
Disclosure of Portfolio Holdings
The Board of Trustees has adopted policies and procedures relating to disclosure of each Portfolio’s securities holdings. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Portfolios.

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Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolios’ shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios) are acceptable.
The Portfolios’ full holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Portfolios file within 75 days of the Portfolios’ fiscal year end the annual report on Form N-CEN. The Portfolios also file monthly portfolio holdings on Form N-PORT on a quarterly basis, with the schedule of portfolio holdings filed on Form N-PORT for the third month of each Portfolios’ fiscal quarter made publicly available 60 days after the end of the Portfolios’ fiscal quarter.
In addition, the Portfolios make publicly available their respective month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Portfolios provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Portfolios will communicate with these third parties to confirm that they understand the Portfolios’ policies and procedures regarding such disclosure. This agreement must be approved by the Portfolios’ Chief Compliance Officer, President, Secretary or Assistant Secretary.
The Board of Trustees periodically reviews a report disclosing the third parties to whom each Portfolio’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Portfolio and its shareholders.
In addition to material the Portfolios routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Fund Complex. Such information will include, but not be limited to, relative weightings and characteristics of a Portfolio’s portfolio versus its peers or an index (such as P/E (or price to book) ratio), EPS forecasts, alpha, beta, capture ratio, maximum drawdown, standard deviation, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Portfolios at (800) 992-3863 to obtain such information.
Other Information
In Kind Redemptions. A Portfolio may redeem some of your shares “in kind,” which means that some of the proceeds will be paid with securities the Portfolio owns instead of cash. The Portfolio has elected to be governed by rule 18f-1 under the 1940 Act, pursuant to which the Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Portfolio pays large redemptions in cash, these transactions may increase the Portfolio's transaction costs and detract from the Portfolio's performance. Large purchases pose similar risks.
Shares may be worth more or less when you redeem them than they were at the time you bought them.
The Portfolio and Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Portfolio and the Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Portfolio through an administrator or trustee that maintains a master or “omnibus” account with the Portfolio for trading on behalf of retirement plans and their participants, the administrator may apply limitations of its own on participant transactions. These limitations may be more or less restrictive than the limitations imposed by the Portfolio. Consult with your administrator to determine what purchase and redemption limitations may be applicable to your transactions in Portfolio shares through your retirement plan.
From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others (“Financial Intermediaries”) who are instrumental in effecting investments by their clients or customers in a Portfolio, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Portfolio assets or 0.50% annually of Portfolio sales

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attributable to that Financial Intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary’s reputation, ability to attract and retain assets for the Portfolio, expertise in distributing a particular class of shares of the Portfolio, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Portfolio or the amount of proceeds received by a Portfolio on the sale of shares.
Redemptions by the Portfolios. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust-sponsored retirement accounts), a Portfolio may redeem all your Portfolio shares within your account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount.
The Portfolios and their agents reserve the right at any time to reject or cancel all or any part of any purchase or exchange order and to redeem all Portfolio shares if it suspects the shareholder is engaged in, or has engaged in, abusive trading practices and/or violations of any applicable securities laws. When an exchange request in respect of Portfolio shares is rejected, such shares may be redeemed from the Portfolio on request of the shareholder. In addition, the Portfolio reserves the right to modify any terms or conditions of purchase of shares of the Portfolio or suspend, change or withdraw all or any part of the offering made by this prospectus. If the Portfolio rejects your purchase or exchange order, you may not be able to execute that transaction, and the Portfolios and their agents will not be responsible for any losses you may suffer as a result.
Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that each Portfolio maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to a Portfolio. Based upon statutory requirements for returned mail, the Portfolio will attempt to locate the shareholder or rightful owner of the account. If the Portfolio is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. Each Portfolio is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Hypothetical Investment and Expense Information
Hypothetical investment and expense information, which is not required to be included in this Prospectus by the Securities and Exchange Commission, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Portfolio’s expenses, including investment advisory fees and other Portfolio costs, on each Portfolio’s total return over a 10-year period. The example assumes the following:
•	You invest $10,000 in the Portfolio and hold it for the entire 10-year period; and
•	Your investment has a 5% return before expenses each year.
There is no assurance that the stated annual expense ratio will be the expense ratio for any Portfolio classes for any of the years shown. To the extent that the Manager and any of its affiliates alter any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be higher or lower. This is only a hypothetical presentation made to illustrate what expenses would be under the above scenarios. Your actual expenses are likely to differ (higher or lower) from those shown below.
Alger Capital Appreciation Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.05%	8.26%	12.65%	17.21%	21.96%	26.90%	32.04%	37.38%	42.95%	48.74%
End Investment Balance	$10,405	$ 10,826	$ 11,265	$ 11,721	$ 12,196	$ 12,690	$ 13,204	$ 13,738	$ 14,295	$ 14,874
Annual Expense	$ 97	$ 101	$ 105	$ 109	$ 114	$ 118	$ 123	$ 128	$ 133	$ 139

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Alger Large Cap Growth Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.14%	8.45%	12.94%	17.62%	22.49%	27.56%	32.84%	38.34%	44.06%	50.03%
End Investment Balance	$10,414	$ 10,845	$ 11,294	$ 11,762	$ 12,249	$ 12,756	$ 13,284	$ 13,834	$ 14,406	$ 15,003
Annual Expense	$ 88	$ 91	$ 95	$ 99	$ 103	$ 108	$ 112	$ 117	$ 121	$ 126
Alger Mid Cap Growth Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.99%	8.14%	12.45%	16.94%	21.61%	26.46%	31.50%	36.75%	42.21%	47.88%
End Investment Balance	$10,399	$ 10,814	$ 11,245	$ 11,694	$ 12,161	$ 12,646	$ 13,150	$ 13,675	$ 14,221	$ 14,788
Annual Expense	$ 103	$ 107	$ 111	$ 116	$ 120	$ 125	$ 130	$ 135	$ 141	$ 146
Alger Weatherbie Specialized Growth Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.05%	1.05%	3.33%	3.33%	3.33%	3.33%	3.33%	3.33%	3.33%	3.33%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.95%	8.06%	9.86%	11.70%	13.56%	15.46%	17.39%	19.35%	21.34%	23.36%
End Investment Balance	$10,395	$ 10,806	$ 10,986	$ 11,170	$ 11,356	$ 11,546	$ 11,739	$ 11,935	$ 12,134	$ 12,336
Annual Expense	$ 107	$ 111	$ 363	$ 369	$ 375	$ 381	$ 388	$ 394	$ 401	$ 407
Alger Small Cap Growth Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.99%	8.14%	12.45%	16.94%	21.61%	26.46%	31.50%	36.75%	42.21%	47.88%
End Investment Balance	$10,399	$ 10,814	$ 11,245	$ 11,694	$ 12,161	$ 12,646	$ 13,150	$ 13,675	$ 14,221	$ 14,788
Annual Expense	$ 103	$ 107	$ 111	$ 116	$ 120	$ 125	$ 130	$ 135	$ 141	$ 146
Alger Growth & Income Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.04%	8.24%	12.62%	17.17%	21.90%	26.82%	31.95%	37.28%	42.82%	48.59%
End Investment Balance	$10,404	$ 10,824	$ 11,262	$ 11,717	$ 12,190	$ 12,682	$ 13,195	$ 13,728	$ 14,282	$ 14,859
Annual Expense	$ 98	$ 102	$ 106	$ 110	$ 115	$ 119	$ 124	$ 129	$ 134	$ 140
Alger Balanced Portfolio
Class I-2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.86%	7.87%	12.03%	16.36%	20.85%	25.51%	30.36%	35.39%	40.62%	46.04%
End Investment Balance	$10,386	$ 10,787	$ 11,203	$ 11,636	$ 12,085	$ 12,551	$ 13,036	$ 13,539	$ 14,062	$ 14,604
Annual Expense	$ 116	$ 121	$ 125	$ 130	$ 135	$ 140	$ 146	$ 151	$ 157	$ 163

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Financial Highlights
The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information in the tables for the fiscal years ended December 31 has been audited by Deloitte & Touche LLP, whose report, along with each Portfolio’s financial statements, is included in the Annual Report, which is available upon request.
Note that the Portfolios’ financial highlights do not reflect charges and deductions which are, or may be, imposed under variable annuity contracts, variable life insurance policies, or pension or retirement plans. Such charges and deductions are described in the prospectus for the contract or policy accompanying this Prospectus or in the plan documents.

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The Alger Portfolios
Alger Capital Appreciation Portfolio Class I-2	Year ended 12/31/18	Year ended 12/31/17	Year ended 12/31/16	Year ended 12/31/15	Year ended 12/31/14
Net asset value, beginning of period	$ 82.64	$ 67.11	$ 67.42	$ 71.35	$ 73.41
Income from Investment Operations:
Net investment income (i)	0.03	0.11	0.22	0.13	0.12
Net realized and unrealized gain on investments	0.10	20.76	0.13	4.37	10.04
Total from investment operations	0.13	20.87	0.35	4.50	10.16
Dividends from net investment income	(0.08)	(0.13)	(0.13)	(0.06)	(0.08)
Distributions from net realized gains	(14.62)	(5.21)	(0.53)	(8.37)	(12.14)
Net asset value, end of period	$ 68.07	$ 82.64	$ 67.11	$ 67.42	$ 71.35
Total return	(0.10)%	31.08%	0.50%	6.19%	13.75%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$412,728	$468,883	$477,771	$559,298	$499,123
Ratio of net expenses to average net assets	0.95%	0.94%	0.94%	0.93%	0.94%
Ratio of net investment income to average net assets	0.03%	0.13%	0.33%	0.18%	0.16%
Portfolio turnover rate	67.68%	61.90%	89.78%	142.01%	143.20%
(i)	Amount was computed based on average shares outstanding during the period.

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The Alger Portfolios
Alger Large Cap Growth Portfolio Class I-2	Year ended 12/31/18	Year ended 12/31/17	Year ended 12/31/16	Year ended 12/31/15	Year ended 12/31/14
Net asset value, beginning of period	$ 61.60	$ 52.63	$ 53.26	$ 58.75	$ 62.80
Income from Investment Operations:
Net investment income (loss) (i)	(0.20)	(0.04)	0.01	0.08	0.04
Net realized and unrealized gain (loss) on investments	1.70	15.05	(0.45)	1.04	6.91
Total from investment operations	1.50	15.01	(0.44)	1.12	6.95
Dividends from net investment income	—	—	—	—	(0.11)
Distributions from net realized gains	(11.67)	(6.04)	(0.19)	(6.61)	(10.89)
Net asset value, end of period	$ 51.43	$ 61.60	$ 52.63	$ 53.26	$ 58.75
Total return	2.21%	28.46%	(0.83)%	1.72%	10.99%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$251,349	$265,662	$236,518	$282,390	$308,933
Ratio of gross expenses to average net assets	0.88%	0.88%	0.88%	0.86%	0.86%
Ratio of expense reimbursements to average net assets	(0.02)%	—	—	—	—
Ratio of net expenses to average net assets	0.86%	0.88%	0.88%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets	(0.29)%	(0.07)%	0.03%	0.13%	0.07%
Portfolio turnover rate	198.86%	225.52%	249.81%	239.46%	230.73%
(i)	Amount was computed based on average shares outstanding during the period.

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The Alger Portfolios
Alger Mid Cap Growth Portfolio Class I-2	Year ended 12/31/18	Year ended 12/31/17	Year ended 12/31/16	Year ended 12/31/15	Year ended 12/31/14
Net asset value, beginning of period	$ 25.00	$ 19.70	$ 19.51	$ 19.82	$ 18.35
Income from Investment Operations:
Net investment income (loss) (i)	(0.13)	(0.06)	0.02	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.69)	5.92	0.17	(0.24)	1.49
Total from investment operations	(1.82)	5.86	0.19	(0.31)	1.47
Distributions from net realized gains	(3.63)	(0.56)	—	—	—
Net asset value, end of period	$ 19.55	$ 25.00	$ 19.70	$ 19.51	$ 19.82
Total return	(7.44)%	29.79%	0.97%	(1.56)%	8.01%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$117,338	$136,889	$115,818	$131,593	$150,219
Ratio of net expenses to average net assets	1.01%	0.99%	0.99%	0.96%	1.04%
Ratio of net investment income (loss) to average net assets	(0.49)%	(0.24)%	0.10%	(0.33)%	(0.12)%
Portfolio turnover rate	131.42%	111.09%	118.99%	116.84%	187.96%
(i)	Amount was computed based on average shares outstanding during the period.

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The Alger Portfolios
Alger Weatherbie Specialized Growth Portfolio* Class I-2	Year ended 12/31/18	Year ended 12/31/17	Year ended 12/31/16	Year ended 12/31/15	Year ended 12/31/14
Net asset value, beginning of period	$ 2.27	$ 1.82	$ 4.75	$ 7.50	$ 9.81
Income from Investment Operations:
Net investment loss (i)	(0.02)	(0.02)	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.05)	0.68	5.78	(0.03)	0.49
Total from investment operations	(0.07)	0.66	5.77	(0.06)	0.47
Distributions from net realized gains	(0.30)	(0.21)	(8.70)	(2.69)	(2.78)
Net asset value, end of period	$ 1.90	$ 2.27	$ 1.82	$ 4.75	$ 7.50
Total return	(3.19)%	36.91%	3.82%	(0.41)%	4.90%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$ 1,032	$ 5,226	$ 3,359	$ 3,568	$48,553
Ratio of gross expenses to average net assets	3.33%	3.33%	3.91%	1.16%	1.10%
Ratio of expense reimbursements to average net assets	(2.34)%	(2.34)%	(2.92)%	(0.17)%	(0.11)%
Ratio of net expenses to average net assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment loss to average net assets	(0.82)%	(0.80)%	(0.31)%	(0.43)%	(0.16)%
Portfolio turnover rate	55.80%	133.48%	187.11%	121.47%	96.90%
*	Alger SMid Cap Growth Portfolio became Alger SMid Cap Focus Portfolio on August 30, 2017, and on October 31, 2019 became Alger Weatherbie Specialized Growth Portfolio.
(i)	Amount was computed based on average shares outstanding during the period.

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The Alger Portfolios
Alger Small Cap Growth Portfolio Class I-2	Year ended 12/31/18	Year ended 12/31/17	Year ended 12/31/16	Year ended 12/31/15	Year ended 12/31/14
Net asset value, beginning of period	$ 24.15	$ 18.76	$ 20.47	$ 29.76	$ 32.64
Income from Investment Operations:
Net investment loss (i)	(0.18)	(0.15)	(0.05)	(0.17)	(0.14)
Net realized and unrealized gain (loss) on investments	0.53	5.54	1.34	(0.74)	0.27
Total from investment operations	0.35	5.39	1.29	(0.91)	0.13
Distributions from net realized gains	(1.07)	—	(3.00)	(8.38)	(3.01)
Net asset value, end of period	$ 23.43	$ 24.15	$ 18.76	$ 20.47	$ 29.76
Total return	1.44%	28.73%	6.24%	(3.32)%	0.44%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$187,862	$198,997	$181,731	$199,694	$372,531
Ratio of net expenses to average net assets	1.01%	1.00%	1.01%	0.96%	0.96%
Ratio of net investment loss to average net assets	(0.68)%	(0.67)%	(0.27)%	(0.55)%	(0.43)%
Portfolio turnover rate	25.58%	17.76%	61.19%	125.02%	93.84%
(i)	Amount was computed based on average shares outstanding during the period.

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The Alger Portfolios
Alger Growth & Income Portfolio Class I-2	Year ended 12/31/18	Year ended 12/31/17	Year ended 12/31/16	Year ended 12/31/15	Year ended 12/31/14
Net asset value, beginning of period	$ 21.02	$ 17.59	$ 16.25	$ 16.37	$ 14.88
Income from Investment Operations:
Net investment income (i)	0.37	0.33	0.32	0.32	0.35
Net realized and unrealized gain (loss) on investments	(1.30)	3.40	1.33	(0.16)	1.48
Total from investment operations	(0.93)	3.73	1.65	0.16	1.83
Dividends from net investment income	(0.36)	(0.30)	(0.31)	(0.28)	(0.34)
Distributions from net realized gains	(1.21)	—	—	—	—
Net asset value, end of period	$ 18.52	$ 21.02	$ 17.59	$ 16.25	$ 16.37
Total return	(4.61)%	21.32%	10.24%	0.98%	12.52%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$31,451	$39,184	$35,432	$34,996	$35,709
Ratio of net expenses to average net assets	0.96%	0.94%	1.00%	0.94%	1.01%
Ratio of net investment income to average net assets	1.74%	1.70%	1.98%	1.92%	2.25%
Portfolio turnover rate	8.19%	7.95%	6.63%	17.23%	17.56%
(i)	Amount was computed based on average shares outstanding during the period.

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The Alger Portfolios
Alger Balanced Portfolio Class I-2	Year ended 12/31/18	Year ended 12/31/17	Year ended 12/31/16	Year ended 12/31/15	Year ended 12/31/14
Net asset value, beginning of period	$ 17.20	$ 15.32	$ 14.39	$ 14.48	$ 13.49
Income from Investment Operations:
Net investment income (i)	0.28	0.29	0.29	0.29	0.29
Net realized and unrealized gain (loss) on investments	(0.84)	2.08	0.94	(0.08)	0.98
Total from investment operations	(0.56)	2.37	1.23	0.21	1.27
Dividends from net investment income	(0.72)	(0.49)	(0.30)	(0.30)	(0.28)
Distributions from net realized gains	(2.25)	—	—	—	—
Net asset value, end of period	$ 13.67	$ 17.20	$ 15.32	$ 14.39	$ 14.48
Total return	(3.32)%	15.44%	8.51%	1.47%	9.43%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$42,037	$47,501	$71,534	$75,350	$96,563
Ratio of net expenses to average net assets	1.14%	0.96%	0.96%	0.92%	0.92%
Ratio of net investment income to average net assets	1.61%	1.77%	1.97%	1.97%	2.09%
Portfolio turnover rate	5.04%	10.89%	3.58%	9.64%	24.89%
(i)	Amount was computed based on average shares outstanding during the period.

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For Information:
By Telephone:	(800) 992-3863
By Mail:	DST Asset Manager Solutions, Inc. Attn: The Alger Portfolios P.O. Box 219432 Kansas City, MO 64121-9432
Statement of Additional Information
For more detailed information about each Portfolio and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Portfolios’ toll-free number, at the Portfolios’ website at http://www. alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.
Annual and Semi-Annual Reports
Additional information about each Portfolio’s investments is available in the Portfolios’ annual and semi-annual reports (when available) to shareholders. In the Portfolios’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the period covered by the report. You can receive free copies of these reports, and make inquiries of the Portfolio, by calling the Portfolios’ toll-free number, at the Portfolios’ website at http://www. alger.com or by writing to the address above. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov. Portfolio documents are also available on the EDGAR database on the SEC’s internet site at http://www.sec.gov.
Quarterly Portfolio Holdings
The Portfolios’ most recent month end portfolio holdings are available approximately sixty days after month end on the Portfolios’ website at www.alger.com. Each Portfolio also publicly files its complete schedule of monthly portfolio holdings with the SEC quarterly, with the schedule of portfolio holdings on Form N-PORT for the third month of each Portfolio’s fiscal quarter made publicly available 60 days after the end of the Portfolio’s fiscal quarter. Forms N-PORT are available online on the SEC’s website at http://www.sec.gov. A copy of the most recent quarterly holdings may also be obtained from the Portfolios by calling (800) 992-3863.
Distributor: Fred Alger & Company, Incorporated
The Alger Portfolios                SEC File #811-5550

This is not part of the prospectus.

APPI-2